CONVERTIBLE DEBT (Narrative) (Details) - CAD ($)	Nov. 08, 2024	Sep. 09, 2024
Disclosure of convertible debt [Abstract]
Proceeds from convertible debt	$ 500,000	$ 1,000,000
Conversion price of convertible debt	$ 0.4	$ 0.4
Present value of convertible debt	$ 378,072	$ 694,445
Discount rate of convertible debt	15.00%	20.00%
Residual value of convertible debt allocated to equity	$ 121,928	$ 305,555
Accretion expense	$ 6,768	$ 37,905